Investments	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Investments
4.           Investments
At September 30, 2025, the Group’s investments are substantially all managed by external investment managers through individual investment management agreements. The Group monitors activity and performance of the external managers on an ongoing basis.
a.Fixed maturity securities
The following table summarizes the fair value of fixed maturity investments:

	September 30, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$436.8	$6.4	$(0.2)	$443.0
Agencies	6.8	—	—	6.8
Non-U.S. government	40.6	0.6	—	41.2
Corporate bonds	1,682.2	38.2	(0.2)	1,720.2
Residential mortgage-backed	245.2	5.4	—	250.6
Commercial mortgage-backed	0.6	—	—	0.6
Other asset-backed securities	246.0	2.2	(0.1)	248.1
Total fixed maturity securities	$2,658.2	$52.8	$(0.5)	$2,710.5

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$747.6	$2.1	$(3.1)	$746.6
Agencies	11.5	—	—	11.5
Non-U.S. government	46.6	0.1	(0.3)	46.4
Corporate bonds	1,906.3	10.9	(4.0)	1,913.2
Residential mortgage-backed	279.5	0.8	(1.2)	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	412.3	2.3	(0.2)	414.4
Total fixed maturity securities	$3,403.8	$16.6	$(8.8)	$3,411.6
Review of the fixed maturity securities is performed on a regular basis to consider concentration, credit quality and compliance with established guidelines. For individual fixed maturity securities, nationally recognized statistical rating organizations are used and the middle of three ratings or the lower of two is taken. The composition of the fair values of fixed maturity securities by credit rating is as follows:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$239.5	9%	$399.4	12%
AA	866.1	32%	1,245.6	37%
A	1,144.8	42%	1,270.9	37%
BBB	432.7	16%	453.1	13%
Below BBB	27.4	1%	42.6	1%
Total fixed maturity securities	$2,710.5	100%	$3,411.6	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	September 30, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$226.1	$227.6	$147.9	$147.6
Due after one year through five years	1,554.4	1,584.3	2,141.2	2,149.8
Due after five years through ten years	545.2	560.2	767.7	766.7
Due after ten years	332.5	338.4	347.0	347.5
Total fixed maturity securities	$2,658.2	$2,710.5	$3,403.8	$3,411.6
Expected maturities may differ from contractual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Additionally, lenders may have the right to put the securities back to the borrower.
b.Short-term investments
The Group’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	September 30, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$187.6	$0.1	$—	$187.7
Corporate bonds	0.2	—	—	0.2
Total short-term investments	$187.8	$0.1	$—	$187.9

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$220.5	$0.2	$—	$220.7
Corporate bonds	1.1	—	—	1.1
Other asset-backed securities	0.3	—	—	0.3
Total short-term investments	$221.9	$0.2	$—	$222.1
The composition of the fair values of short-term investments by credit rating is as follows:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$—	—%	$0.3	—%
AA	187.7	100%	220.7	100%
A	0.2	—%	—	—%
BBB	—	—%	0.2	—%
Below BBB	—	—%	0.9	—%
Total short-term investments	$187.9	100%	$222.1	100%
c.Available-for-sale - net loss position
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	September 30, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$64.2	$(0.1)	$(0.1)	28
Non-U.S. government	1.2	—	—	1
Corporate bonds	25.1	(0.1)	(0.1)	50
Residential mortgage-backed	10.0	—	—	3
Commercial mortgage-backed	0.4	—	—	1
Other asset-backed securities	26.7	(0.1)	—	26
Total	$127.6	$(0.3)	$(0.2)	109

	December 31, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$307.6	$(2.8)	$(0.3)	48
Agencies	4.0	—	—	2
Non-U.S. government	23.7	(0.1)	(0.2)	11
Corporate bonds	543.6	(3.4)	(0.6)	310
Residential mortgage-backed	91.9	(1.1)	(0.1)	35
Other asset-backed securities	64.7	(0.2)	—	25
Total	$1,035.5	$(7.6)	$(1.2)	431
At September 30, 2025 on a security level basis, 109 securities out of a total of approximately 1,476 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Group’s fixed maturity portfolio was $0.1 million. At December 31, 2024, on a security level basis, 431 securities out of a total of approximately 1,713 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Group’s fixed maturity portfolio was $0.5 million.
d.Allowance for expected credit losses - available-for-sale
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Balance at beginning of period	$0.6	$3.2	$5.9	$1.3
Expected credit losses on securities where credit losses were not previously recognized	0.4	—	1.1	1.7
Reductions for expected credit losses on securities where credit losses were previously recognized	(0.6)	(2.7)	(5.8)	(2.2)
Securities sold/redeemed/matured	(0.1)	(0.2)	(0.9)	(0.5)
Balance at end of period	$0.3	$0.3	$0.3	$0.3
The Group assesses each quarter whether the decline in fair value of an available-for-sale security below its amortized cost is the result of a credit loss. All available-for-sale securities with unrealized losses are reviewed. The Group considers many factors to determine whether a credit loss exists, including the extent to which fair value is below cost, the implied yield to maturity, rating downgrades of the security and whether or not the issuer has failed to make scheduled principal or interest payments. The Group also takes into consideration information about the financial condition of the issuer and industry factors that could negatively impact the capital markets.
If the decline in fair value of an available-for-sale security below its amortized cost is considered to be the result of a credit loss, the Group compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the expected credit loss, which is recorded as an allowance and recognized in net income.
e.Other investments, at fair value
The following table provides a summary of the Group’s other investments by investment strategy:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
Hedge funds
Credit	$24.5	6%	$22.3	12%
Global macro	42.5	11%	44.8	22%
Long/short	67.5	17%	44.9	22%
Multi-strategy and event-driven	95.7	24%	89.0	44%
Multi-asset credit funds	167.2	42%	—	—%
Total other investments	$397.4	100%	$201.0	100%
Other investments in hedge funds are redeemable over periods ranging from one month to greater than twelve months.
The common redemption restrictions which may impact the Group's ability to redeem hedge funds are lock-up periods, hold-backs and gates. A lock-up period is the initial amount of time an investor is contractually required to remain invested in the fund before having the ability to redeem in whole or in part. A hold-back entitles the fund to retain up to 10% of a total redemption request, pending completion of the external audit for the financial year in which the redemption occurs. A gate is a suspension of redemptions which may be implemented by the investment manager of the fund to defer, in whole or in part, the redemption request in the event the aggregate amount of redemption requests exceeds a specified percentage of the fund’s net assets. At September 30, 2025, approximately 91% of the total hedge fund investment can be redeemed within the next twelve months, while approximately 9% of the total hedge fund investment could be subject to lock-ups or hold-backs and are not redeemable within twelve months. At September 30, 2025, none of the hedge funds were subject to a gate.
The multi-asset credit funds invest in various credit sectors, such as investment-grade bonds, high-yield debt, emerging market debt, bank loans, and asset-backed securities. These are managed to optimize yield and total return while managing credit and duration risk. At September 30, 2025, approximately 15% of the multi-asset credit funds investment were subject to lock-ups or hold-backs and are not redeemable within twelve months. The remaining funds can be redeemed within 30 days’ notice.
At September 30, 2025, the Group had $45.7 million (December 31, 2024: $nil) of unfunded investment commitments to multi-asset credit funds, which are callable by the relevant investment managers.
f.Net investment income and net realized and unrealized investment gains
The components of net investment return are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net interest and dividend income	$47.9	$53.4	$146.2	$142.9
Investment expenses	(2.0)	(1.3)	(6.2)	(3.8)
Net investment income	45.9	52.1	140.0	139.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	1.3	(6.0)	2.9	(19.5)
Net realized gains on other investments	—	0.1	0.1	0.1
Change in net unrealized gains on other investments	4.7	2.5	10.3	1.9
Change in net unrealized losses on derivatives	(0.1)	—	(0.1)	—
Change in provision for expected credit losses	0.3	2.9	5.6	1.0
Net realized and unrealized investment gains/(losses)	6.2	(0.5)	18.8	(16.5)
Total realized and unrealized investments gains/(losses) and net investment income	$52.1	$51.6	$158.8	$122.6